Trade and other receivables - Credit risk exposure for trade receivables under IAS 39 (Details) R in Millions	Jun. 30, 2019 ZAR (R) customer	Jun. 30, 2018 ZAR (R) customer	Jun. 30, 2017 customer
Credit risk
Trade receivables	R 23,237	R 23,742
Number of customers representing more than ten percent of trade receivables | customer	0	0	0
Collateral held over trade receivables	R 0
Not past due date
Credit risk
Trade receivables		R 21,611
Past due 0-30 days
Credit risk
Trade receivables		1,477
Past due 31-150 days
Credit risk
Trade receivables		257
Past due 151 days - one year
Credit risk
Trade receivables		93
More than one year
Credit risk
Trade receivables		304
Impairment
Credit risk
Trade receivables		(199)
Impairment | Not past due date
Credit risk
Trade receivables		(3)
Impairment | Past due 0-30 days
Credit risk
Trade receivables		(5)
Impairment | Past due 31-150 days
Credit risk
Trade receivables		(18)
Impairment | Past due 151 days - one year
Credit risk
Trade receivables		(44)
Impairment | More than one year
Credit risk
Trade receivables		R (129)